Derivatives - Cash flow hedges - Reconciliation of equity and analysis of other comprehensive income by risk type (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Changes in reserve of cash flow hedges, continuing hedges [Roll Forward]
– fair value losses	$ (267)	$ (1,046)	$ (297)
Income taxes	(31)	21	$ 34
Interest rate | Cash flow hedges
Changes in reserve of cash flow hedges, continuing hedges [Roll Forward]
Cash flow hedging reserve, beginning balance	(40)
– fair value losses	(67)
Hedged items that have affected profit or loss	90
Income taxes	(11)
Others	2
Cash flow hedging reserve, beginning balance	(26)	(40)
Foreign currency | Cash flow hedges
Changes in reserve of cash flow hedges, continuing hedges [Roll Forward]
Cash flow hedging reserve, beginning balance	(187)
– fair value losses	(200)
Hedged items that have affected profit or loss	227
Income taxes	(13)
Others	(9)
Cash flow hedging reserve, beginning balance	$ (182)	$ (187)